Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Notes Payable

A continuity of the Company’s Notes Payable during the year ended December 31, 2024 is as follows:

Notes Payable
Outstanding, December 31, 2023	$-
Fair value of Notes issued	622,239
Transaction costs	(85,558)
Interest accretion	613,319
Repayment	(1,150,000)
Outstanding, December 31, 2024	$-